Commitments (Details) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2027	Dec. 31, 2022	Sep. 30, 2013	Sep. 30, 2007	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2025 USD ($)
Disclosure of commitments [line items]
Purchase commitment per year					$ 1,100,000,000
Expected period					1 year
Royalties					$ 553,000,000	$ 466,000,000
Purchase commitment per year									$ 247
Bottom of range
Disclosure of commitments [line items]
Expected period					2 years
Top of range
Disclosure of commitments [line items]
Expected period					5 years
2026
Disclosure of commitments [line items]
Purchase commitment per year					$ 793,000,000
Within two to five years
Disclosure of commitments [line items]
Purchase commitment per year					283,000,000
Antamina
Disclosure of commitments [line items]
Purchase commitment per year					$ 197,000,000
Proportion of ownership interest in joint operation					22.50%
Royalty percentage					7.40%
Royalties					$ 38,000,000	18,000,000
Highland Valley Copper Mine Life Extension
Disclosure of commitments [line items]
Purchase commitment per year					642,000,000
QB2
Disclosure of commitments [line items]
Purchase commitment per year					$ 120,000,000
TAK
Disclosure of commitments [line items]
Royalty percentage		40.00%		25.00%
Increase in net proceeds of production royalty			5.00%		5.00%
Maximum royalty percentage					50.00%
Royalties					$ 515,000,000	$ 448,000,000
TAK | Forecast
Disclosure of commitments [line items]
Royalty percentage	45.00%
Carmen de Andacollo
Disclosure of commitments [line items]
Purchase commitment per year							$ 44
Purchase period							11 years
TML
Disclosure of commitments [line items]
Purchase commitment per year								$ 75,000,000
Purchase period								20 years
Optional purchase period extension								10 years
Purchase commitment percentage increase per year								2.00%